Employee benefit plans and compensation plans - Transaction and retention bonuses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Employee benefit plans and compensation plans.
Transaction bonuses recognized		$ 36.9
Amount received from former parent for transaction and retention bonuses	$ 25.3	30.5
Retention bonuses recorded	$ 13.3	$ 17.6